Deposits (Details) - Schedule of maturities of outstanding certificates of deposit - USD ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019
Schedule of maturities of outstanding certificates of deposit [Abstract]
2021	$ 92,489
2022	30,819
2023	7,795
2024	1,098
2025 and thereafter	1,954
Total certificates of deposit	$ 134,155	$ 125,892